Portfolio of Investments (unaudited)
As of January 31, 2026
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—95.1%
AUSTRALIA—1.4%
Materials—1.4%
Rio Tinto PLC, ADR	45,400	$ 4,132,762
BRAZIL—1.0%
Industrials—1.0%
Rumo SA	1,119,300	3,139,208
CHINA—2.8%
Communication Services—1.8%
Tencent Holdings Ltd.	71,100	5,464,874
Industrials—1.0%
Contemporary Amperex Technology Co. Ltd., A Shares (Stock Connect)(a)	59,283	2,991,246
Total China		8,456,120
DENMARK—2.0%
Consumer Discretionary—0.3%
Pandora AS	12,600	1,019,890
Financials—0.9%
Tryg AS	109,800	2,668,470
Health Care—0.8%
Novo Nordisk AS, Class B	41,300	2,452,362
Total Denmark		6,140,722
FRANCE—5.8%
Consumer Discretionary—0.7%
LVMH Moet Hennessy Louis Vuitton SE	3,100	2,000,753
Consumer Staples—1.4%
Danone SA	32,200	2,523,188
Pernod Ricard SA	20,500	1,833,041
		4,356,229
Energy—1.0%
TotalEnergies SE	41,200	2,982,880
Industrials—0.6%
Teleperformance SE	29,300	1,892,645
Utilities—2.1%
Engie SA	109,900	3,281,219
Veolia Environnement SA	82,200	3,083,088
		6,364,307
Total France		17,596,814
GERMANY—3.0%
Communication Services—1.0%
Deutsche Telekom AG	87,400	2,932,992
Financials—0.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,100	2,484,913
Utilities—1.2%
RWE AG	55,800	3,543,515
Total Germany		8,961,420
HONG KONG—1.1%
Financials—1.1%
Hong Kong Exchanges & Clearing Ltd.	62,500	3,445,692
Shares or Principal Amount		Value

INDIA—0.5%
Utilities—0.5%
NTPC Ltd.	366,000	$ 1,410,519
ISRAEL—0.6%
Energy—0.6%
Energean PLC	158,600	1,839,248
JAPAN—1.4%
Financials—1.4%
Mitsubishi UFJ Financial Group, Inc.	241,000	4,364,595
NETHERLANDS—6.4%
Communication Services—0.9%
Universal Music Group N.V.	111,000	2,721,447
Financials—1.6%
ING Groep NV	168,000	4,954,470
Information Technology—3.9%
ASML Holding NV	3,800	5,448,840
BE Semiconductor Industries NV	15,800	3,075,364
NXP Semiconductors NV	13,900	3,143,346
		11,667,550
Total Netherlands		19,343,467
TAIWAN—4.0%
Information Technology—4.0%
Hon Hai Precision Industry Co. Ltd.	453,400	3,134,091
Taiwan Semiconductor Manufacturing Co. Ltd.	165,000	9,123,824
		12,257,915
UNITED KINGDOM—4.7%
Consumer Discretionary—0.9%
Taylor Wimpey PLC	1,821,000	2,662,230
Financials—0.9%
London Stock Exchange Group PLC	24,800	2,766,243
Health Care—1.5%
AstraZeneca PLC, ADR(b)	48,400	4,490,068
Industrials—0.8%
BAE Systems PLC	84,300	2,288,487
Real Estate—0.6%
UNITE Group PLC, REIT	244,400	1,900,793
Total United Kingdom		14,107,821
UNITED STATES—60.4%
Communication Services—4.9%
Alphabet, Inc., Class C(b)	31,800	10,765,254
Array Digital Infrastructure, Inc.	87,300	4,206,987
		14,972,241
Consumer Discretionary—5.1%
Lowe's Cos., Inc.(b)	15,600	4,166,136
Meritage Homes Corp.	38,000	2,641,380
NIKE, Inc., Class B	45,900	2,837,079
TJX Cos., Inc.(b)	24,500	3,670,345
Wyndham Hotels & Resorts, Inc.	28,800	2,096,352
		15,411,292
Consumer Staples—5.7%
Coca-Cola Co.(b)	45,700	3,418,817
Keurig Dr. Pepper, Inc.	100,500	2,757,720

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2026
abrdn Global Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Consumer Staples (continued)
Mondelez International, Inc., Class A(b)	52,200	$ 3,052,134
Nestle SA	32,510	3,102,316
Primo Brands Corp.	94,700	1,793,618
Target Corp.(b)	29,300	3,090,271
		17,214,876
Energy—2.8%
ONEOK, Inc.	39,300	3,112,167
SLB Ltd.	30,500	1,475,590
Williams Cos., Inc.(b)	57,600	3,874,176
		8,461,933
Financials—8.0%
Bank of America Corp.(b)	70,100	3,729,320
Blackstone, Inc.	22,200	3,161,724
CME Group, Inc.	11,900	3,439,814
Fidelity National Information Services, Inc.	42,600	2,353,650
Goldman Sachs Group, Inc.	4,300	4,022,263
JPMorgan Chase & Co.	14,300	4,374,227
MetLife, Inc.	39,700	3,131,536
		24,212,534
Health Care—7.3%
AbbVie, Inc.(b)	15,712	3,503,933
Becton Dickinson & Co.	14,600	2,970,808
CVS Health Corp.	32,200	2,399,544
Medtronic PLC(b)	31,100	3,202,056
Merck & Co., Inc.	31,400	3,462,478
Roche Holding AG	7,700	3,501,495
Sanofi SA	31,600	2,980,627
		22,020,941
Industrials—7.4%
FedEx Corp.(b)	10,600	3,415,850
Ferrovial SE	43,847	2,961,647
Honeywell International, Inc.	17,507	3,983,193
Lockheed Martin Corp.	3,800	2,410,036
Norfolk Southern Corp.	11,600	3,378,384
Schneider Electric SE	11,400	3,268,401
Waste Management, Inc.	13,900	3,089,136
		22,506,647
Information Technology—13.6%
Accenture PLC, Class A	9,900	2,610,036
Amdocs Ltd.	31,200	2,556,528
Analog Devices, Inc.	7,300	2,269,424
Apple, Inc.(b)	35,300	9,159,644
Broadcom, Inc.(b)	27,400	9,077,620
Cisco Systems, Inc.	55,900	4,378,088
Microsoft Corp.(b)	20,800	8,950,032
Oracle Corp.	14,500	2,386,410
		41,387,782
Materials—1.3%
Linde PLC	8,400	3,838,548
Shares or Principal Amount		Value

Real Estate—1.6%
American Tower Corp., REIT	14,800	$ 2,653,344
Gaming & Leisure Properties, Inc., REIT(b)	52,391	2,344,497
		4,997,841
Utilities—2.7%
CMS Energy Corp.(b)	36,700	2,623,683
FirstEnergy Corp.	57,800	2,736,252
NextEra Energy, Inc.(b)	32,700	2,874,330
		8,234,265
Total United States		183,258,900
Total Common Stocks		288,455,203
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services —0.0%
Fixed Income Pass-Through Trust, 0.00%, 01/15/2087(c)(d)(e)	$500,000	–
Total Corporate Bonds		–
PREFERRED STOCKS—2.5%
SOUTH KOREA—2.5%
Information Technology—2.5%
Samsung Electronics Co. Ltd.(b)	95,300	7,719,398
Total Preferred Stocks		7,719,398
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.65%(f)	3,917,923	3,917,923
Total Short-Term Investment		3,917,923
Total Investments (Cost $224,189,174)—98.9%		300,092,524
Long Term Debt Securities—(0.0%)		(44)
Other Assets in Excess of Liabilities—1.1%		3,199,417
Net Assets—100.0%		$303,291,897

(a)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The maturity date presented for these instruments represents the next call/put date.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of January 31, 2026.
Amounts listed as “–” are $0 or round to $0.

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2026
abrdn Global Dynamic Dividend Fund

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar
As of January 31, 2026, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/15/2026	Citibank N.A.	USD	22,810,475	EUR	19,400,000	$23,072,638	$(262,163)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2026 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund  sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
4

Notes to Portfolio of Investments  (concluded)
January 31, 2026 (unaudited)

Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5